Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors Preferred Trust
Entity Central Index Key	0001556505
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000154799
Shareholder Report [Line Items]
Fund Name	Spectrum Active Advantage Fund
Class Name	Investor Class
Trading Symbol	SAPEX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(866) 862-9686
Additional Information Website	www.thespectrumfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$187	1.79%

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.79%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Spectrum Active Advantage Fund	8.74%	3.66%	6.83%
S&P 500® Index	17.60%	16.47%	15.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 10,038,663
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 144,923
InvestmentCompanyPortfolioTurnover	870.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$10,038,663
Number of Portfolio Holdings	23
Advisory Fee	$144,923
Portfolio Turnover	870%

Holdings [Text Block]

Investment Model Exposure 1.54 (1=100%)

(value greater than 1 indicates use of leverage)

Pie chart indexed to 100%, net exposure

Value	Value
S&P 500 Index	46.60
Long/Short	31.50
Market Neutral	31.10
Equity Other	24.90
Alternatives	10.00
Cash Management	9.60

Portfolio Allocation (% of total (including notional) exposure)

S&P 500 Index	46.60%
Long/Short	31.50%
Market Neutral	31.10%
Equity Other	24.90%
Alternatives	10.00%
Cash Management	9.60%
153.70%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	16.5%
Vanguard Value ETF	10.0%
Berkshire Hathaway, Inc. Class B	10.0%
Invesco S&P 500 High Beta ETF	10.0%
United States Treasury Bill, 3.860%, 10/16/25	5.9%
Invesco S&P 500 Equal Weight ETF	5.1%
Diamond Hill Long-Short Fund Class I	5.0%
Utilities Select Sector SPDR Fund	5.0%
Ambassador Fund	5.0%
Victory Pioneer CAT Bond Fund Class R6	5.0%

C000133465
Shareholder Report [Line Items]
Fund Name	Spectrum Low Volatility Fund
Class Name	Investor Class
Trading Symbol	SVARX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(866) 862-9686
Additional Information Website	www.thespectrumfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$244	2.41%

Expenses Paid, Amount	$ 244
Expense Ratio, Percent	2.41%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Spectrum Low Volatility Fund	2.56%	4.43%	7.03%
Morningstar LSTA U.S. Leveraged Loan 100 Index	7.93%	6.62%	5.37%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 182,590,298
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 4,280,273
InvestmentCompanyPortfolioTurnover	529.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$182,590,298
Number of Portfolio Holdings	33
Advisory Fee	$4,280,273
Portfolio Turnover	529%

Holdings [Text Block]

Investment Model Exposure 1.88 (1=100%)

(value greater than 1 indicates use of leverage)

Pie chart indexed to 100%, net exposure

Value	Value
Bond/Other	55.90
Securitized Credit Bond	52.60
Preferred Securities	26.20
High Yield Bond	21.70
Floating Rate Bond	15.40
Municipal Bond	10.20
Cash Management	6.30

Portfolio Allocation (% of total (including notional) exposure)

Bond/Other	55.90%
Securitized Credit Bond	52.60%
Preferred Securities	26.20%
High Yield Bond	21.70%
Floating Rate Bond	15.40%
Municipal Bond	10.20%
Cash Management	6.30%
188.30%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Intrepid Income Fund Institutional Class	11.1%
Axonic Strategic Income Fund Class I	10.7%
Nationwide Strategic Income Fund Class R6	10.3%
Fidelity Government Portfolio Class I, 4.030%,	8.6%
Principal Capital Securities Fund Class S	5.3%
Holbrook Structured Income Fund Class I	5.2%
Nuveen Preferred Securities and Income Fund Class I	5.2%
United States Treasury Bill, 3.960%, 11/20/25	5.2%
Medalist Partners MBS Total Return Fund Institutional Class	5.0%
American Beacon Developing World Income Fund Class R5	4.1%

C000226669
Shareholder Report [Line Items]
Fund Name	Spectrum Unconstrained Fund
Trading Symbol	SUNBX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(866) 862-9686
Additional Information Website	www.thespectrumfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$253	2.48%

Expenses Paid, Amount	$ 253
Expense Ratio, Percent	2.48%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Spectrum Unconstrained Fund	Morningstar LSTA U.S. Leveraged Loan 100 Index	Bloomberg U.S. Aggregate Bond Index
04/16/21	$10,000	$10,000	$10,000
09/30/21	$10,470	$10,178	$10,103
09/30/22	$9,820	$9,778	$8,628
09/30/23	$9,801	$11,124	$8,684
09/30/24	$11,039	$12,180	$9,688
09/30/25	$11,478	$13,145	$9,968

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (April 16, 2021)
Spectrum Unconstrained Fund	3.98%	3.14%
Morningstar LSTA U.S. Leveraged Loan 100 Index	7.93%	6.33%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.07%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Apr. 16, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 5,978,503
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 141,108
InvestmentCompanyPortfolioTurnover	449.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$5,978,503
Number of Portfolio Holdings	20
Advisory Fee	$141,108
Portfolio Turnover	449%

Holdings [Text Block]

Investment Model Exposure 1.11 (1=100%)

(value greater than 1 indicates use of leverage)

Pie chart indexed to 100%, net exposure

Value	Value
Emerging Market Bond	30.70
Bond/Other	24.50
Preferred Securities	24.40
Alternatives	20.30
Floating Rate Bond	9.60
Cash Management	1.30
High Yield Bond	0.00

Portfolio Allocation (% of total (including notional) exposure)

Emerging Market Bond	30.70%
Bond/Other	24.50%
Preferred Securities	24.40%
Alternatives	20.30%
Floating Rate Bond	9.60%
Cash Management	1.30%
High Yield Bond	0.00%
110.80%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
American Beacon Developing World Income Fund Class R5	20.7%
North Square Preferred and Income Securities Fund Class I	14.6%
AQR Long-Short Equity Fund Class R6	10.2%
Ambassador Fund	10.1%
OnTrack Core Fund Investor Class	9.8%
Fidelity Government Portfolio Class I, 4.030%,	6.1%
First American Government Obligations Fund Class Z, 4.002%,	6.1%
United States Treasury Bill, 3.860%, 10/16/25	1.2%
T Rowe Price Dynamic Credit Fund Class I	0.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.